UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging

            Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 3.8%
Globant SA (a)	70,366	$2,332,633
Grupo Financiero Galicia SA — ADR	84,305	2,619,356
MercadoLibre, Inc.	22,445	4,161,079
YPF SA — ADR	148,008	3,207,333

		12,320,401
Brazil — 12.9%
Ambev SA	491,473	2,682,662
Banco Nacional SA, Preference Shares (a)	42,567,626	135
BRF SA	292,708	4,129,922
EcoRodovias Infraestrutura e Logistica SA	1,226,389	3,319,824
Itau Unibanco Holding SA, Preference Shares — ADR	918,809	10,851,134
Kroton Educacional SA	592,582	2,540,631
Linx SA	369,844	2,117,351
Multiplan Empreendimentos Imobiliarios SA	31,360	621,508
Petroleo Brasileiro SA — ADR (a)	536,311	5,502,551
Rumo Logistica Operadora Multimodal SA (a)	1,937,095	4,610,521
Telefonica Brasil SA, Preference Shares	351,989	5,213,204

		41,589,443
China — 22.4%
AIA Group Ltd.	553,000	3,423,817
Alibaba Group Holding Ltd. — ADR (a)	142,934	14,480,644
Anhui Conch Cement Co. Ltd., Class H	1,886,500	6,070,690
Bank of China Ltd., Class H	1,932,200	875,125
Brilliance China Automotive Holdings Ltd.	3,582,000	5,046,106
China Overseas Land & Investment Ltd.	2,692,000	7,904,928
Ctrip.com International Ltd. — ADR (a)	43,611	1,884,431
Hollysys Automation Technologies Ltd.	76,902	1,299,644
Jiangsu Expressway Co. Ltd., Class H	2,464,000	3,085,931
New Oriental Education & Technology Group, Inc. — ADR (a)	97,885	4,654,432
SINA Corp. (a)	75,916	5,292,863
Sino Biopharmaceutical Ltd.	3,505,000	2,750,995
Tencent Holdings Ltd.	579,910	15,161,956

		71,931,562

Common Stocks	Shares	Value
India — 9.2%
Bharat Petroleum Corp. Ltd.	170,427	$1,715,826
Housing Development Finance Corp.	222,628	4,494,769
Indiabulls Housing Finance Ltd.	90,957	1,007,713
ITC Ltd.	1,035,438	3,945,551
Jubilant Foodworks, Ltd.	115,714	1,493,066
Larsen & Toubro Ltd.	130,137	2,779,240
NTPC Ltd.	944,681	2,401,224
Tata Motors Ltd. — ADR	124,466	4,849,195
Vakrangee Ltd.	645,442	2,907,319
Voltas, Ltd.	367,316	1,774,686
Yes Bank Ltd.	105,975	2,183,516

		29,552,105
Indonesia — 4.8%
Bank Central Asia Tbk PT	3,105,924	3,559,875
Bumi Serpong Damai Tbk PT	14,076,500	1,930,828
Semen Indonesia Persero Tbk PT	7,247,700	4,901,782
Summarecon Agung Tbk PT	15,263,500	1,498,743
Telekomunikasi Indonesia Persero Tbk PT	12,171,200	3,528,244

		15,419,472
Mexico — 5.7%
Alpek SA de CV	1,123,402	1,292,369
Arca Continental SAB de CV	812,807	4,384,913
Fresnillo PLC	200,667	3,683,530
Grupo Financiero Banorte SAB de CV, Series O	1,067,426	5,116,131
Wal-Mart de Mexico SAB de CV	2,257,374	3,994,394

		18,471,337
Peru — 1.4%
Credicorp Ltd.	28,415	4,650,967
Philippines — 1.2%
Metropolitan Bank & Trust Co.	2,315,350	3,792,896
Russia — 6.4%
Inter Rao UES PJSC	7,135,032	483,126
Lukoil PJSC — ADR	119,722	6,746,904
Sberbank of Russia PJSC — ADR	1,133,445	13,289,885

		20,519,915
South Africa — 4.2%
Naspers Ltd., Class N	61,796	9,844,834
Sanlam Ltd.	761,290	3,677,684

		13,522,518
South Korea — 11.9%
Amorepacific Group (a)	23,392	2,729,434
GSretail Co. Ltd. (a)	45,311	2,032,715

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Common Stocks	Shares	Value
South Korea (continued)
Korea Aerospace Industries Ltd. (a)	24,076	$1,285,250
KT&G Corp.	45,104	3,907,096
LG Chem Ltd.	16,478	3,715,724
NAVER Corp.	4,989	3,258,881
POSCO	33,432	7,813,897
Samsung Biologics Co. Ltd. (a)	2,876	398,448
Samsung Electronics Co. Ltd.	311	528,941
Samsung Electronics Co. Ltd., Preference Shares	2,719	3,674,727
SK Hynix, Inc.	191,361	8,837,796

		38,182,909
Taiwan — 6.6%
Ennoconn Corp.	66,000	949,588
Land Mark Optoelectronics Corp.	77,000	682,818
Powertech Technology, Inc.	288,000	789,386
Silergy Corp.	285,000	4,329,512
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	445,487	13,770,003
TSRC Corp.	665,000	769,633

		21,290,940
Thailand — 3.9%
Kasikornbank PCL — NVDR	377,700	2,023,795
PTT PCL	676,300	7,759,875
Siam Cement PCL — NVDR	200,278	2,878,913

		12,662,583
Turkey — 1.1%
Turkiye Garanti Bankasi AS	1,576,199	3,481,606
United States — 0.7%
Luxoft Holding, Inc. (a)	37,033	2,179,392
Total Common Stocks — 96.2%		309,568,046

Participation Notes
Brazil — 1.1%
Morgan Stanley (Multiplan Empreendimentos Imobiliarios SA), due 04/12/19	180,550	3,610,422

Participation Notes	Shares	Value
Thailand — 0.1%
Deutsche Bank (Kasikornbank PCL), due 3/10/25 (a)	40,325	$215,884
Total Participation Notes - 1.2%		3,826,306

Rights — 0.0%
Brazil — 0.0%
Multiplan Empreendimentos Imobiliarios SA (a)	1,724	2,440

Warrants
China — 2.1%
Deutsche Bank AG, (Expires 06/08/26) (a)	64,577	3,233,732
UBS AG, (Expires 12/22/17) (a)	1,046,685	3,696,421
Total Warrants — 2.1%		6,930,153
Total Long-Term Investments (Cost — $277,180,067) — 99.5%		320,326,945

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	2,272,990	2,272,990
Total Short-Term Securities (Cost — $2,272,990) — 0.7%		2,272,990
Total Investments (Cost — $279,453,057*) — 100.2%		322,599,935
Liabilities in Excess of Other Assets — (0.2)%		(683,192)

Net Assets — 100.0%		$321,916,743

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$287,517,698

Gross unrealized appreciation	$53,000,042
Gross unrealized depreciation	(17,917,805)

Net unrealized appreciation	$35,082,237

2	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,774,950	(1,501,960)	2,272,990	$2,272,990	$315	—	—

(c) Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$12,320,401	—	—	$12,320,401
Brazil	41,589,308	—	$135	41,589,443
China	27,612,014	$44,319,548	—	71,931,562
India	7,756,514	21,795,591	—	29,552,105
Indonesia	—	15,419,472	—	15,419,472
Mexico	14,787,807	3,683,530	—	18,471,337
Peru	4,650,967	—	—	4,650,967
Philippines	—	3,792,896	—	3,792,896
Russia	—	20,519,915	—	20,519,915
South Africa	—	13,522,518	—	13,522,518
South Korea	398,448	37,784,461	—	38,182,909
Taiwan	13,770,003	7,520,937	—	21,290,940
Thailand	7,759,875	4,902,708	—	12,662,583
Turkey	—	3,481,606	—	3,481,606
United States	2,179,392	—	—	2,179,392
Participation Notes	—	215,884	3,610,422	3,826,306
Rights	2,440	—	—	2,440
Warrants	—	6,930,153	—	6,930,153
Short-Term Securities	2,272,990	—	—	2,272,990

Total	$135,100,159	$183,889,219	$3,610,557	$322,599,935

During the period ended January 31, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2016	$133	$3,653,808	$3,653,941
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	2	(43,386)	(43,384)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of January 31, 2017	$135	$3,610,422	$3,610,557

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017[1]	$2	$(43,386)	$(43,384)

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2017	5

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

6	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Emerging Markets Fund, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Emerging Markets Fund, Inc.

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         BlackRock Emerging Markets Fund, Inc.

Date: March 23, 2017